Financial result	3 Months Ended
Mar. 31, 2020
Financial result
Financial result

8. Financial result

	Quarter Ended March 31,
	2020	2019
	(€ in thousands)
Interest expense	(613)	(825)
Interest expense on lease liability	(49)	(43)
Long-term debt (2)	(319)	(242)
Expense from revaluation of derivative financial instruments (2)	--	(509)
Fair value valuation of financial assets (1)	(244)	--
Other	(1)	(31)
Interest income	1,594	165
Payout of bond funds	33	54
Income from revaluation of derivative financial instruments (2)	1,557	--
Fair value valuation of financial assets (1)	--	106
Other	4	5
Financial result	981	(660)

(1)Comparative figures for the three months ended March 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements.

(2)Comparative figures for the three months ended March 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements.